Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Community Municipal Bond ETF
(the “Fund”)
Supplement dated June 7, 2023 to the
Prospectus and Summary Prospectus dated December 12, 2022 and March 9, 2023, respectively, as supplemented to date
Effective immediately, the Fund’s Prospectus and Summary Prospectus are revised as follows:
The following replaces in its entirety the twelfth paragraph under the “Summary—Principal Investment Strategies” section of the Prospectus, as well as the “Principal Investment Strategies” section of the Summary Prospectus:
The Index is normally rebalanced monthly on the last business day of each month, to account for indicative changes to securities (including credit rating change, sector reclassification, amount outstanding changes, corporate actions, and ticker changes, for example).

Goldman Sachs Community Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Community Municipal Bond ETF
(the “Fund”)
Supplement dated June 7, 2023 to the
Prospectus and Summary Prospectus dated December 12, 2022 and March 9, 2023, respectively, as supplemented to date
Effective immediately, the Fund’s Prospectus and Summary Prospectus are revised as follows:
The following replaces in its entirety the twelfth paragraph under the “Summary—Principal Investment Strategies” section of the Prospectus, as well as the “Principal Investment Strategies” section of the Summary Prospectus:
The Index is normally rebalanced monthly on the last business day of each month, to account for indicative changes to securities (including credit rating change, sector reclassification, amount outstanding changes, corporate actions, and ticker changes, for example).